Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Summary of Contract Liabilities

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Current - contract liabilities	$285,221	$71,985
Non-current - other liabilities	3,000,000	3,000,000
Total	$3,285,221	$3,071,985